Earnings Per Share - Summary of Basic and Diluted Per Common Share (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Class of Stock [Line Items]
Net income	$ 24,050,420	$ 36,179,042
Basic EPS [Member]
Class of Stock [Line Items]
Net income	24,050,420	36,179,042
Less: Undistributed earnings allocated to non-vested shares	(869,583)	(1,985,920)
Net income attributable to common shareholders, basic	$ 22,310,345	$ 33,322,630
Weighted average number of shares outstanding, basic	33,107,097	27,789,766
Options to purchase common shares	0	0
Warrants	0	0
Effect of dilutive shares	0	0
Weighted average number of shares outstanding, diluted	0	0
Earnings per share, basic	$ 0.67	$ 1.2
Basic EPS [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Less: Cumulative dividends on Series A Preferred Shares	$ (870,492)	$ (870,492)
Diluted EPS [Member]
Class of Stock [Line Items]
Net income	24,050,420	36,179,042
Less: Undistributed earnings allocated to non-vested shares	(837,909)	(1,781,095)
Net income attributable to common shareholders, diluted	$ 22,342,019	$ 33,527,455
Weighted average number of shares outstanding, basic	33,107,097	27,789,766
Options to purchase common shares	140,727	339,104
Warrants	1,159,549	3,386,259
Effect of dilutive shares	1,300,276	3,725,363
Weighted average number of shares outstanding, diluted	34,407,373	31,515,129
Earnings per share, diluted	$ 0.65	$ 1.06
Diluted EPS [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Less: Cumulative dividends on Series A Preferred Shares	$ (870,492)	$ (870,492)